Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Interest and Fee Income
Loans, including fees	$ 9,370,899	$ 9,975,109
Debt securities
Taxable	238,419	361,183
Tax-exempt	1,554,595	1,606,535
Mortgage-backed securities	877,300	801,400
Other	36,552	47,006
Total interest income	12,077,765	12,791,233
Interest Expense
Deposits	1,766,740	2,288,065
Short-term borrowings	8,175	14,916
Federal Home Loan Bank advances	6,356	19
Total interest expense	1,781,271	2,303,000
Net Interest Income	10,296,494	10,488,233
Provision for Loan Losses	170,000	490,000
Net Interest Income After Provision for Loan Losses	10,126,494	9,998,233
Noninterest Income
Fiduciary activities	252,831	289,947
Commission income	1,056,380	972,082
Service charges on deposit accounts	826,082	863,465
Mortgage banking operations, net	238,974	578,735
Net realized gains on sales of available-for-sale securities	897,901	1,158,535
Loan servicing fees	372,219	360,756
Increase in cash surrender value of life insurance	194,841	202,465
ATM and bank card interchange income	430,639	349,693
Other	173,003	106,550
Total noninterest income	4,442,870	4,882,228
Noninterest Expense
Salaries and employee benefits	6,501,277	6,452,122
Occupancy and equipment	1,021,638	979,690
Data processing and telecommunications	624,134	534,549
Professional	283,447	259,382
Marketing	133,421	128,550
Postage and office supplies	266,128	265,773
Deposit insurance premium	156,125	157,491
Impairment (recovery) on mortgage servicing rights asset	(33,649)
Other	1,214,899	1,198,393
Total noninterest expense	10,167,420	9,975,950
Income Before Income Taxes	4,401,944	4,904,511
Provision for Income Taxes	1,188,299	1,337,487
Net Income	$ 3,213,645	$ 3,567,024
Basic Earnings Per Share (in dollars per share)	$ 1.73	$ 1.89
Diluted Earnings Per Share (in dollars per share)	$ 1.73	$ 1.89
Cash Dividends Per Share (in dollars per share)	$ 0.31	$ 0.40